SIGNIFICANT ACCOUNTING POLICIES - Equity Method Investments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
Schedule of Equity Method Investments [Line Items]
Total consideration	$ 861	$ 6,709
Zhixiang Technology (Shenzhen) Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	20.00%	20.00%
Total consideration		$ 6,709